Equity Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Equity Transactions

Warrant Exercise

During the three months ended March 31, 2019, the Company issued 620,000 shares of Common Stock upon the exercise of 620,000 Class L Warrants and Class O Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Cashless Warrant Exercise

During the three months ended March 31, 2019, the Company issued 704,108 shares of Common Stock upon the cashless exercise of 1,313,258 Class N Warrants and Class L Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Conversion of short term notes payable to equity

During the three months ended March 31, 2019, the Company issued 3,333,334 shares of Common Stock upon the conversion of short term note payable in the principal amount of $266,667 with the receipt of notice of Class L warrant exercise of 3,333,334 Class L Warrants under the terms of the short term note payable.

Conversion of 10% Convertible Promissory Notes

For the year ended December 31, 2018, the Company issued 8,497,238 shares of Common Stock upon the conversion of 10% Convertible Promissory Notes in the amount of $902,500 plus accrued interest of $32,197 at the conversion price of $0.11 per share per the terms of the 10% Convertible Promissory Notes agreement.

Warrant Exercise

For the year ended December 31, 2018, the Company issued 422,939 shares of common stock upon the exercise of 422,939 Class N Warrants, Series A Warrants and Class O Warrants to purchase shares of stock under the terms of the respective warrant agreements.

For the year ended December 31, 2017, the Company issued 1,163,333 shares of common stock upon the exercise of 1,163,333 Class L Warrants to purchase shares of stock for $0.08 per share under the terms of the Class L Warrant agreement.

Cashless Warrant Exercise

For the year ended December 31, 2018, the Company issued 6,395,499 shares of common stock upon the exercise of 7,878,925 Class N Warrants, Series A Warrants and Class O Warrants to purchase shares of stock under the terms of the respective warrant agreements.

For the year ended December 31, 2017, the Company issued 866,625 shares of common stock upon the cashless exercise of 1,428,745 Class L Warrants and Series A Warrants to purchase shares of stock based on the current market value per share as of the date of conversion as determined under the terms of the respective warrant agreements.

Consulting Agreement

In November 2017, the Company entered into a three month consulting agreement for which a portion of the fee for the services was to be paid with Common Stock. The number of shares to be paid with Common Stock was calculated by dividing the amount of the fee to be paid with Common Stock of $4,000 by the Company stock price at the close of business on the eighth business day of each month. The Company issued 26,667 and 23,529 shares, respectively in each of the first two months of the agreement. The $4,000 was recorded as a non-cash general and administrative expense during the year ended December 31, 2017.

In April 2018, the Company verbally entered into a month-to-month consulting agreement with a consultant for which a portion of the fee for the services was to be paid with Common Stock. The number of shares to be paid with Common Stock was calculated by dividing the amount of the fee to be paid with Common Stock of $4,000 by the Company stock price at the close of business on the eighth business day of each month. The Company issued 74,714 shares of Common Stock for services performed from January through June 2018. $20,000 was recorded as a non-cash general and administrative expense during the year ended December 31, 2018.

In May 2017, the Company entered into an agreement with an investment company to provide business advisory and consulting services. The compensation for those services was to be paid in a combination of cash and Common Stock. At December 31, 2017, the Company accrued $120,000 of expense for the services provided. The Common Stock was issued in March and June 2018 in the amount of 533,450 and 15,000 shares, respectively. On October 17, 2018, this agreement was verbally amended to provide for the cash compensation of services performed to be paid with Common Stock. The Common Stock was issued in October 2018 in the amount of 426,176 shares. The $37,500 was recorded as a non-cash general and administrative expense during the year ended December 31, 2018.